Unaudited condensed consolidated interim statement of comprehensive loss - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Operating expenses
Research and development	[1]	$ (12,379)	$ (7,852)
General and administration		(6,370)	(4,880)
Loss from operations		(18,749)	(12,732)
Finance income		2,194	2,759
Finance expense		(84)	(178)
Movement of expected credit loss		1	(19)
Foreign exchange loss		(2,329)	(642)
Total other (loss)/income		(218)	1,920
Loss before tax		(18,967)	(10,812)
Tax charge/(credit)		0	0
Loss for the period		(18,967)	(10,812)
Items that may be reclassified to profit or loss
Fair value movement on marketable securities		(84)	60
Currency translation adjustment		822	532
Total comprehensive loss for the period		(18,229)	(10,220)
Attributable to owners:
Loss for the period		(18,967)	(10,812)
Total comprehensive loss for the period		$ (18,229)	$ (10,220)
Loss per share
Basic loss per share (in dollars per share)		$ (0.31)	$ (0.19)
Diluted loss per share (in dollars per share)		$ (0.31)	$ (0.19)

[1]	Depreciation and other expenses have been reclassified to external research and development expenses and depreciation has been reclassified to external costs for all periods presented as it provides more relevant information.